Financial risk management - Summary of Market Volatility Risk (Details) - Contingent Consideration Liability - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 4,436	$ 9,185
Impact on loss before income taxes due to decrease	$ (2,140)	$ (14,225)